Finance income and costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Interest income from banks and other third parties	$ 4		$ 6	$ 3	$ 9
Total finance income	4		6	3	9
Finance costs
Interest expense on debts and borrowings	(1)		(12)	(3)
Interest expense on loans from related parties		$ (4)
Interest expense on lease liabilities	(11)	(21)	(67)	(62)	(316)
Total interest expense	(12)	(25)	(79)	(65)	(316)
Accretion expense on rehabilitation provision	(141)	(144)	(851)	(465)	(477)
Total finance costs	(153)	(169)	(930)	(530)	(793)
Finance costs - net	$ (149)	$ (169)	$ (924)	$ (527)	$ (784)